Acquisitions, Dispositions Impairments (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Acquisitions Dispositions and Discontinued Operations (Textuals) [Abstract]
Acquisitions of Assets	$ 65,000,000	$ 32,000,000	$ 94,000,000
Goodwill	91,000,000	91,000,000	91,000,000
Transmission Facilities Sold to ETT	6,000,000	21,000,000	18,000,000
Asset Impairments and Other Related Charges	0	226,000,000	300,000,000
Vertically Integrated Utilities [Member]
Acquisitions Dispositions and Discontinued Operations (Textuals) [Abstract]
Goodwill	37,000,000	37,000,000	37,000,000
Asset Impairments and Other Related Charges		72,000,000	13,000,000
Vertically Integrated Utilities [Member] | Turk Plant [Member]
Acquisitions Dispositions and Discontinued Operations (Textuals) [Abstract]
Asset Impairments and Other Related Charges			13,000,000
Vertically Integrated Utilities [Member] | Big Sandy Plant Unit 2 FGD Project [Member]
Acquisitions Dispositions and Discontinued Operations (Textuals) [Abstract]
Asset Impairments and Other Related Charges		33,000,000
Vertically Integrated Utilities [Member] | Amos Plant Unit 3 [Member]
Acquisitions Dispositions and Discontinued Operations (Textuals) [Abstract]
Asset Impairments and Other Related Charges		39,000,000
Reduction to Proposed Transfer Price		83,000,000
Virginia Share of Reduced Price		39,000,000
West Virginia and FERC Jurisdictional Share of Reduced Price		44,000,000
Generation and Marketing [Member]
Acquisitions Dispositions and Discontinued Operations (Textuals) [Abstract]
Goodwill	15,000,000	15,000,000	15,000,000
Asset Impairments and Other Related Charges		154,000,000	287,000,000
Generation and Marketing [Member] | BlueStar Energy [Member]
Acquisitions Dispositions and Discontinued Operations (Textuals) [Abstract]
Acquisitions of Assets			70,000,000
Goodwill			15,000,000
Intangible Assets Associated with Sales Contracts and Customer Accounts			58,000,000
Liabilities Associated with Supply Contracts			25,000,000
Generation and Marketing [Member] | Muskingum River Plant Unit 5 [Member]
Acquisitions Dispositions and Discontinued Operations (Textuals) [Abstract]
Asset Impairments and Other Related Charges		154,000,000
Asset Impairment on Related Material and Supplies Inventory		6,000,000
Fair Value of Generating Unit		0
Generation and Marketing [Member] | Beckjord Plant Unit 6, Conesville Plant Unit 3, Kammer Plant Units 1 to 3, Muskingum River Plant Units 1 to 4, Sporn Plant Units 2 and 4, Picway Plant Unit 5 [Member]
Acquisitions Dispositions and Discontinued Operations (Textuals) [Abstract]
Asset Impairments and Other Related Charges			287,000,000
Asset Impairment on Related Material and Supplies Inventory			13,000,000
Fair Value of Generating Unit			0
Southwestern Electric Power Co [Member]
Acquisitions Dispositions and Discontinued Operations (Textuals) [Abstract]
Asset Impairments and Other Related Charges	0	0	13,000,000
Southwestern Electric Power Co [Member] | Turk Plant [Member]
Acquisitions Dispositions and Discontinued Operations (Textuals) [Abstract]
Asset Impairments and Other Related Charges			13,000,000
Ohio Power Co [Member]
Acquisitions Dispositions and Discontinued Operations (Textuals) [Abstract]
Acquisitions of Assets	3,519,000	4,166,000	2,915,000
Transmission Facilities Sold to ETT	1,212,000	62,975,000	7,320,000
Asset Impairments and Other Related Charges	0	154,304,000	287,031,000
Ohio Power Co [Member] | Muskingum River Plant Unit 5 [Member]
Acquisitions Dispositions and Discontinued Operations (Textuals) [Abstract]
Asset Impairments and Other Related Charges		154,000,000
Asset Impairment on Related Material and Supplies Inventory		6,000,000
Fair Value of Generating Unit		0
Ohio Power Co [Member] | Beckjord Plant Unit 6, Conesville Plant Unit 3, Kammer Plant Units 1 to 3, Muskingum River Plant Units 1 to 4, Sporn Plant Units 2 and 4, Picway Plant Unit 5 [Member]
Acquisitions Dispositions and Discontinued Operations (Textuals) [Abstract]
Asset Impairments and Other Related Charges			287,000,000
Asset Impairment on Related Material and Supplies Inventory			13,000,000
Fair Value of Generating Unit			0
Appalachian Power Co [Member]
Acquisitions Dispositions and Discontinued Operations (Textuals) [Abstract]
Asset Impairments and Other Related Charges	0	39,283,000	0
Appalachian Power Co [Member] | Amos Plant Unit 3 [Member]
Acquisitions Dispositions and Discontinued Operations (Textuals) [Abstract]
Asset Impairments and Other Related Charges		39,000,000
Reduction to Proposed Transfer Price		83,000,000
Virginia Share of Reduced Price		39,000,000
West Virginia and FERC Jurisdictional Share of Reduced Price		$ 44,000,000